CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity, Shares Outstanding	437,182,072	362,011,991
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	13,917,981	10,889,451
Common Stock, Shares, Outstanding	13,917,981	10,889,451
Churchill Capital Corp IV
Temporary Equity, Shares Outstanding		185,343,777
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Class A Common Stock | Churchill Capital Corp IV
Temporary Equity, Shares Outstanding	207,000,000	185,343,777
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	400,000,000	400,000,000
Common Stock, Shares, Issued	0	21,656,223
Common Stock, Shares, Outstanding	0	21,656,223
Class B Common Stock | Churchill Capital Corp IV
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	51,750,000	51,750,000
Common Stock, Shares, Outstanding	51,750,000	51,750,000